Cover	3 Months Ended
Mar. 31, 2024
Cover [Abstract]
Entity Registrant Name	UNITED HEALTH PRODUCTS, INC.
Entity Central Index Key	0001096938
Document Type	S-1
Amendment Flag	false
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Filer Category	Non-accelerated Filer
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	84-1517723
Entity Address Address Line 1	520 Fellowship Road
Entity Address Address Line 2	Suite #D-406
Entity Address City Or Town	Mt. Laurel
Entity Address State Or Province	NJ
Entity Address Postal Zip Code	08054
City Area Code	475
Local Phone Number	755-1005